UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06603
Performance Funds Trust

(Exact name of registrant as specified in charter)
3435 Stelzer Road     Columbus, Ohio      43219

(Address of principal executive offices)            (Zip code)
Citi Fund Services      3435 Stelzer Road       Columbus, Ohio      43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: 05/31/10
Date of reporting period: 02/28/10

Item 1. Schedule of Investments.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—80.3%
Federal Home Loan Bank—52.9%
$22,200,000	0.08%†, 3/5/10	$22,199,809
20,000,000	0.08%†, 3/9/10	19,999,644
20,000,000	0.80%*, 3/11/10	20,000,056
10,000,000	0.84%*, 3/11/10	10,000,000
10,000,000	1.10%, 3/11/10	9,999,945
20,000,000	2.75%, 3/12/10	20,011,121
35,000,000	0.09%†, 3/17/10	34,998,600
50,000,000	0.09%†, 3/19/10	49,997,875
20,000,000	0.79%*, 3/19/10	20,000,000
24,500,000	0.07%†, 3/24/10	24,498,847
50,000,000	0.09%†, 3/31/10	49,996,458
25,000,000	0.11%†, 4/7/10	24,997,174
10,000,000	0.00%*, 4/16/10, Series 3	9,998,580
10,000,000	0.65%, 4/29/10	9,999,871
9,650,000	0.85%, 1/20/11	9,679,451

		336,377,431

Federal Home Loan Mortgage Corporation†—11.0%
5,000,000	0.08%, 3/1/10	5,000,000
30,000,000	0.06%, 3/2/10, Series RB	29,999,950
35,000,000	0.10%, 3/30/10, Series RB	34,997,181

		69,997,131

Federal National Mortgage Association†—16.4%
20,000,000	0.09%, 4/1/10, Series BB	19,998,450
30,000,000	0.09%, 4/2/10	29,997,600
25,000,000	0.12%, 5/5/10	24,994,583
30,000,000	0.13%, 5/11/10	29,992,308

		104,982,941

Total U.S. Government Agency Securities		511,357,503

Commercial Paper—12.6%
Beverages— 4.0%
15,000,000	Coca-Cola Company, 0.10%†, 3/9/10	14,999,666
10,000,000	Coca-Cola Company, 0.11%†, 3/16/10	9,999,542

		24,999,208

Financial Services— 4.7%
30,000,000	General Electric Capital Corporation, 0.12%†, 3/18/10	29,998,300

Healthcare-Products— 3.9%
25,000,000	Abbott Laboratories, 0.11%†, 3/26/10	24,998,090

Total Commercial Paper		79,995,598

Repurchase Agreements—7.1%
45,076,698	Bank of America Securities, 0.09%, 2/26/10, with a maturity value of $45,077,036 (fully collateralized by Federal Home Loan Bank, 0.00% due 3/1/10, with a value of $45,996,637)	45,076,698

Total Repurchase Agreements		45,076,698

Total Investments(Cost $636,429,799) (a) — 100.0%		636,429,799

Other assets in excess of liabilities — 0.0%		260,821

NET ASSETS — 100.0%		$636,690,620

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Notes. Rate represents effective yield at February 28, 2010.

*	Variable or Floating Rate Security. Rate disclosed is as of February 28, 2010.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Treasury Obligations—96.4%
U.S. Treasury Bills†—96.4%
$20,000,000	0.05%, 3/4/10	$19,999,922
45,000,000	0.02%, 3/18/10	44,999,315
30,000,000	0.11%, 4/1/10	29,997,242
40,000,000	0.09%, 4/29/10	39,994,428
10,000,000	0.14%, 5/6/10	9,997,562
30,000,000	0.10%, 5/27/10	29,992,750

Total U.S. Treasury Obligations		174,981,219

Investment Companies—3.6%
6,571,167	Federated US Treasury Cash Reserve Fund, 0.01%(a)	6,571,167
28,515	Goldman Sachs Financial Square Treasury Instrument Fund, 0.02%(a)	28,515

Total Investment Companies		6,599,682

Total Investments(Amortized Cost $181,580,901) (b) — 100.0%		181,580,901

Liabilities in excess of other assets — 0.0%		(25,586)

NET ASSETS — 100.0%		$181,555,315

(a)	Rate reflects the 7 day effective yield at February 28, 2010.

(b)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Notes. Rate represents effective yield at February 28, 2010.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
U.S. Government Agency Securities—90.9%
Federal Farm Credit Bank —3.8%
$3,000,000	2.75%, 5/6/14	$3,042,453

Federal Home Loan Bank—59.9%
3,825,000	4.88%, 3/12/10	3,831,059
22,500,000	0.12%†, 4/9/10	22,497,124
2,200,000	5.25%, 6/11/10	2,231,269
2,000,000	4.38%, 10/22/10	2,050,696
4,000,000	5.00%, 9/14/12	4,358,656
5,000,000	1.63%, 9/26/12	5,039,765
5,000,000	1.90%, 10/15/12	5,030,475
3,000,000	2.35%, 12/23/13	2,990,913

		48,029,957

Federal Home Loan Mortgage Corporation—15.7%
2,000,000	2.50%, 1/14/13	2,013,054
3,000,000	2.25%, 7/29/13, Series 1	3,014,709
5,000,000	2.13%, 8/26/13	5,028,545
2,500,000	2.75%, 4/29/14	2,524,298

		12,580,606

Federal National Mortgage Association—11.0%
1,200,000	4.63%, 6/1/10	1,213,476
2,500,000	3.63%, 8/15/11	2,608,117
5,000,000	3.00%, 7/28/14	5,072,300

		8,893,893

Government National Mortgage Association —0.5%
422,528	3.47%, 4/20/34, Series 2004-22 BK	428,540

Total U.S. Government Agency Securities		72,975,449

Corporate Bonds—7.4%
Financial Services—3.5%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,175,067
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,594,009

		2,769,076

Insurance—3.9%
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13 (a)	1,614,741
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,540,269

		3,155,010

Total Corporate Bonds		5,924,086

Investment Companies—1.2%
972,403	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	972,403

Total Investment Companies		972,403

Total Investments(Cost $78,619,317) — 99.5%		79,871,938

Other assets in excess of liabilities — 0.5%		410,503

NET ASSETS — 100.0%		$80,282,441

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2010, all such securities in total represented 2.0% of net assets.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 28, 2010.

†	Discount Notes. Rate represents effective yield at February 28, 2010.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Principal
Amount	Security Description	Value
U.S. Government Agency Securities—63.4%
Federal Farm Credit Bank—7.1%
$1,000,000	5.30%, 10/25/17	$1,109,138
2,000,000	5.30%, 4/6/20	2,193,912
2,000,000	5.00%, 9/23/24	2,025,786

		5,328,836

Federal Home Loan Bank—10.1%
2,000,000	5.38%, 8/19/11	2,132,298
1,000,000	1.00%, 12/28/11	1,002,820
1,000,000	1.75%, 12/14/12	1,008,452
2,000,000	5.25%, 6/18/14	2,248,180
1,000,000	5.38%, 5/15/19	1,096,369

		7,488,119

Federal Home Loan Mortgage Corporation—11.0%
1,000,000	5.13%, 4/18/11	1,052,089
252,857	4.50%, 2/15/15, Series 2658 PD	253,625
618,868	4.50%, 7/15/15, Series 2633 PC	626,461
1,000,000	5.50%, 7/18/16	1,137,077
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,061,274
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,057,294
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,054,501

		8,242,321

Federal National Mortgage Association—12.1%
1,000,000	5.05%, 2/7/11	1,043,071
1,000,000	5.00%, 4/15/15	1,116,426
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,037,878
120,106	7.00%, 4/1/20, Pool #253299	133,587
43,286	7.50%, 9/1/29, Pool #252717	48,702
359,474	4.00%, 12/25/29, Series 2003-27 EC	367,773
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,139,319
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,110,528

		8,997,284

Government National Mortgage Association—14.8%
1,158	9.00%, 3/15/20, Pool #271741	1,322
113,750	7.00%, 10/15/29, Pool #510559	127,012
40,685	7.50%, 10/15/29, Pool #510534	45,963
95,602	8.00%, 2/15/30, Pool #529127	110,065
1,434,705	5.50%, 4/20/30, Series 2003-86 QD	1,446,900
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,922,993
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,151,435
3,020,109	5.50%, 8/15/35, Pool #644568	3,201,249

		11,006,939

Tennessee Valley Authority—8.3%
2,000,000	7.14%, 5/23/12	2,258,934
3,500,000	6.00%, 3/15/13	3,952,960

		6,211,894

Total U.S. Government Agency Securities		47,275,393

U.S. Treasury Notes—16.1%
1,000,000	4.38%, 12/15/10	1,032,344
1,000,000	4.88%, 7/31/11	1,062,344
1,000,000	1.00%, 9/30/11	1,006,602
5,000,000	1.13%, 12/15/12	4,985,545
1,000,000	4.75%, 5/15/14	1,116,172
500,000	4.13%, 5/15/15	544,258
1,000,000	5.13%, 5/15/16	1,136,641
1,000,000	4.50%, 5/15/17	1,094,688

Total U.S. Treasury Notes		11,978,594

U.S. Treasury Strips —0.2%
300,000	5.05%, 11/15/26(a)	138,876

Total U.S. Treasury Strips		138,876

Corporate Bonds—19.4%
Consumer Goods & Services— 1.8%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,059,747
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	288,583

		1,348,330

Financial Services— 10.8%
500,000	American Express Company, 7.00%, 3/19/18	560,879
500,000	Bank of America Corporation, 6.00%, 9/1/17	515,012
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	522,292
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	564,391
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	502,809
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	514,516
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	737,834
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	528,156
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	539,690
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	541,532
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	491,250
500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	508,936
500,000	Morgan Stanley, 4.75%, 4/1/14	508,243
500,000	Morgan Stanley, 6.63%, 4/1/18	531,991
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	523,696

		8,091,227

Industrials— 1.4%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,031,014

Insurance— 1.5%
500,000	MetLife, Inc., 6.82%, 8/15/18	550,776
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	550,197

		1,100,973

Oil & Gas— 0.3%
250,000	Shell International Finance BV, 4.30%, 9/22/19	248,389

Railroads— 1.4%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,008,036

Telecommunications— 1.8%
500,000	AT&T, Inc., 5.60%, 5/15/18	533,339
500,000	Motorola, Inc., 6.00%, 11/15/17	518,872
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
February 28, 2010
(Unaudited)

Shares/
Principal
Amount	Security Description	Value
Corporate Bonds — continued
Telecommunications — continued
$296,000	Pacific Bell Telephone, 6.63%, 10/15/34	$304,077

		1,356,288

Utilities— 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	308,123

Total Corporate Bonds		14,492,380

Investment Companies—0.2%
143,838	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	143,838

Total Investment Companies		143,838

Total Investments(Cost $68,949,434) — 99.3%		74,029,081

Other assets in excess of liabilities — 0.7%		557,074

NET ASSETS — 100.0%		$74,586,155

(a)	Rate reflects the effective yield at purchase. Principal only security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 28, 2010.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks—94.6%
Aerospace/Defense— 2.0%
7,980	United Technologies Corporation	$547,827

Chemicals— 4.3%
18,640	Dow Chemical Company	527,698
18,830	E.I. du Pont de Nemours and Company	634,948

		1,162,646

Consumer Goods & Services— 12.1%
8,410	3M Company	674,062
12,960	Altria Group, Inc.	260,755
10,200	Kimberly-Clark Corporation	619,548
23,468	Kraft Foods, Inc.	667,195
18,130	Pitney Bowes, Inc.	415,177
9,360	Procter & Gamble Company	592,301

		3,229,038

Diversified— 1.8%
29,150	General Electric Company	468,149

Financial Services— 9.7%
18,540	Bank of America Corporation	308,876
18,710	FirstMerit Corporation	395,529
8,640	JPMorgan Chase & Company	362,621
33,420	People’s United Financial, Inc.	527,033
21,720	San Juan Basin Royalty Trust	439,396
20,800	Wells Fargo & Company	568,672

		2,602,127

Health Care— 8.5%
11,455	Abbott Laboratories	621,777
23,555	Bristol-Myers Squibb Company	577,333
7,770	Johnson & Johnson	489,510
32,670	Pfizer, Inc.	573,359

		2,261,979

Industrials— 0.9%
5,620	Fluor Corporation	240,536

Insurance— 1.6%
13,920	Allstate Corporation	435,000

Metals & Mining— 5.0%
20,000	Alcoa, Inc.	266,000
9,430	Joy Global, Inc.	479,044
12,840	Peabody Energy Corporation	590,255

		1,335,299

Oil & Gas— 19.7%
17,280	Chesapeake Energy Corporation	459,130
6,245	Chevron Corporation	451,513
4,520	CNOOC, Ltd. ADR	710,951
10,170	ConocoPhillips	488,160
6,760	Diamond Offshore Drilling, Inc.	590,283
20,410	Enterprise Products Partners, LP	668,632
9,940	Kinder Morgan Energy Partners, LP	639,142
13,500	ONEOK, Inc.	598,455
10,970	Schlumberger, Ltd.	670,267

		5,276,533

Railroads— 2.7%
10,770	Union Pacific Corporation	725,575

Real Estate Investment Trusts— 3.6%
21,130	HCP, Inc.	608,121
9,600	Plum Creek Timber Company, Inc.	343,008

		951,129

Retail— 2.6%
10,980	McDonald’s Corporation	701,073

Telecommunications— 3.4%
20,820	AT&T, Inc.	516,544
13,930	Verizon Communications, Inc.	402,995

		919,539

Utilities— 16.7%
40,000	CenterPoint Energy, Inc.	535,200
15,820	Dominion Resources, Inc.	601,002
32,050	Duke Energy Corporation	524,017
26,770	Great Plains Energy, Inc.	476,774
37,800	NiSource, Inc.	567,756
20,205	OGE Energy Corporation	738,695
13,870	Progress Energy, Inc.	531,082
15,490	Southern Company	492,117

		4,466,643

Total Common Stocks		25,323,093

Investment Companies—5.3%
18,547	John Hancock Bank and Thrift Opportunity Fund, 0.03%	275,794
305,852	Performance Money Market Fund, Institutional Class, 0.05%(a)(b)	305,852
50,890	Pimco Corporate Opportunity Fund, 0.12%	830,525

Total Investment Companies		1,412,171

Total Investments(Cost $29,581,562) — 99.9%		26,735,264

Other assets in excess of liabilities — 0.1%		35,590

NET ASSETS — 100.0%		$26,770,854

(a)	Investment in affiliate. Represents 1.1% of the net assets as of February 28, 2010

(b)	Rate reflects the 7 day effective yield at February 28, 2010.

ADR	American Depositary Receipt

LP	Limited Partnership
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks—97.1%
Aerospace/Defense— 4.5%
6,000	Boeing Company	$378,960
4,000	General Dynamics Corporation	290,200
3,000	Goodrich Corporation	196,890
5,700	Raytheon Company	320,568
3,500	Rockwell Collins, Inc.	196,980
13,000	United Technologies Corporation	892,450

		2,276,048

Chemicals— 1.2%
1,000	CF Industries Holdings, Inc.	106,240
3,000	FMC Corporation	171,510
2,500	PPG Industries, Inc.	153,850
4,000	Sigma-Aldrich Corporation	190,760

		622,360

Consumer Goods & Services— 10.8%
7,500	3M Company	601,125
3,000	Ball Corporation	162,120
22,800	Coca-Cola Company	1,202,016
8,400	Colgate-Palmolive Company	696,696
9,000	ConAgra Foods, Inc.	220,140
16,000	eBay, Inc.(a)	368,320
6,400	NIKE, Inc., Class B	432,640
5,500	Pactiv Corporation(a)	136,180
8,100	PepsiCo, Inc.	506,007
12,200	Procter & Gamble Company	772,016
9,000	Sara Lee Corporation	122,040
3,000	The J.M. Smucker Company	179,040
9,870	Xerox Corporation	92,482

		5,490,822

Diversified— 2.8%
2,000	Eaton Corporation	136,240
61,000	General Electric Company	979,660
7,000	Leggett & Platt, Inc.	132,650
2,500	Waters Corporation(a)	149,150

		1,397,700

Entertainment— 1.3%
22,000	The Walt Disney Company	687,280

Financial Services— 8.1%
5,500	Ameriprise Financial, Inc.	220,165
6,000	Fiserv, Inc.(a)	289,380
36,000	JPMorgan Chase & Company	1,510,920
1,200	MasterCard, Inc., Class A	269,244
9,000	Morgan Stanley	253,620
7,000	State Street Corporation	314,370
3,500	The Goldman Sachs Group, Inc.	547,225
26,000	Wells Fargo & Company	710,840

		4,115,764

Health Care— 14.1%
7,400	Abbott Laboratories	401,672
8,000	AmerisourceBergen Corporation	224,320
4,000	Amgen, Inc.(a)	226,440
21,000	Bristol-Myers Squibb Company	514,710
4,500	Express Scripts, Inc.(a)	432,045
5,500	Forest Laboratories, Inc.(a)	164,340
3,500	Hospira, Inc.(a)	183,155
4,000	Humana, Inc.(a)	189,320
12,600	Johnson & Johnson	793,800
3,000	McKesson Corporation	177,450
7,000	Medco Health Solutions, Inc.(a)	442,680
27,000	Merck & Company, Inc.	995,760
11,000	Mylan, Inc.(a)	234,740
48,000	Pfizer, Inc.	842,400
3,000	Quest Diagnostics, Inc.	170,250
3,000	Stryker Corporation	159,300
3,000	Varian Medical Systems, Inc.(a)	146,910
4,500	Watson Pharmaceuticals, Inc.(a)	179,055
8,000	WellPoint, Inc.(a)	494,960
3,000	Zimmer Holdings, Inc.(a)	171,990

		7,145,297

Industrials— 1.4%
4,000	Consol Energy, Inc.	201,440
2,500	Flowserve Corporation	250,225
2,500	Precision Castparts Corporation	281,875

		733,540

Insurance— 3.2%
5,000	AFLAC, Inc.	247,250
4,000	Chubb Corporation	201,840
5,000	CIGNA Corporation	171,300
5,000	Prudential Financial, Inc.	262,050
9,500	The Travelers Companies, Inc.	499,605
2,500	Torchmark Corporation	116,250
5,000	Unum Group	104,050

		1,602,345

Metals & Mining— 0.4%
4,000	Peabody Energy Corporation	183,880

Oil & Gas— 9.2%
5,500	Anadarko Petroleum Corporation	385,715
3,000	Apache Corporation	310,920
5,000	Cameron International Corporation(a)	205,650
5,000	Chevron Corporation	361,500
1,500	Diamond Offshore Drilling, Inc.	130,980
3,000	EOG Resources, Inc.	282,150
13,000	Exxon Mobil Corporation	845,000
3,000	FMC Technologies, Inc.(a)	168,510
7,000	Halliburton Company	211,050
6,000	National-Oilwell Varco, Inc.	260,820
3,000	Noble Energy, Inc.	217,920
9,800	Occidental Petroleum Corporation	782,530
5,000	Rowan Companies, Inc.(a)	130,100
6,000	Schlumberger, Ltd.	366,600

		4,659,445

Railroads— 0.9%
3,000	CSX Corporation	142,380
5,000	Union Pacific Corporation	336,850

		479,230

Real Estate Investment Trusts— 0.3%
5,000	HCP, Inc.	143,900

Retail— 8.5%
7,000	Bed Bath & Beyond, Inc.(a)	291,270
4,000	Big Lots, Inc.(a)	134,000
9,000	McDonald’s Corporation	574,650
2,000	Polo Ralph Lauren Corporation	159,860
6,000	RadioShack Corporation	117,360
7,500	Target Corporation	386,400
9,000	The Gap, Inc.	193,500
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
February 28, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Retail — continued
20,000	The Home Depot, Inc.	$624,000
9,000	TJX Companies, Inc.	374,670
2,200	VF Corporation	170,236
11,000	Wal-Mart Stores, Inc.	594,770
11,500	Walgreen Company	405,260
8,400	Yum! Brands, Inc.	283,248

		4,309,224

Services— 0.6%
1,000	W.W. Grainger, Inc.	101,650
8,000	Wyndham Worldwide Corporation	183,920

		285,570

Software— 0.4%
5,000	BMC Software, Inc.(a)	184,200

Technology— 20.4%
5,000	Apple, Inc.(a)	1,023,100
5,000	CA, Inc.	112,500
5,000	Cognizant Technology Solutions Corporation, Class A(a)	240,650
4,000	Computer Sciences Corporation(a)	207,160
1,700	Google, Inc., Class A(a)	895,560
30,200	Hewlett-Packard Company	1,533,858
44,900	Intel Corporation	921,797
15,400	International Business Machines Corporation	1,958,264
70,100	Microsoft Corporation	2,009,066
54,600	Oracle Corporation	1,345,890
3,000	Western Digital Corporation(a)	115,890

		10,363,735

Telecommunications— 6.3%
3,000	Amphenol Corporation, Class A	124,950
24,200	AT&T, Inc.	600,402
8,480	CenturyTel, Inc.	290,609
45,500	Cisco Systems, Inc.(a)	1,107,015
43,000	Qwest Communications International, Inc.	196,080
7,000	Time Warner Cable, Inc., Class A	326,830
10,800	Verizon Communications, Inc.	312,444
8,000	Viacom, Inc., Class B(a)	237,200

		3,195,530

Transportation— 0.6%
5,500	United Parcel Service, Inc., Class B	323,070

Utilities— 2.1%
12,000	CMS Energy Corporation	183,240
3,000	DTE Energy Company	130,260
9,000	NiSource, Inc.	135,180
3,500	PG&E Corporation	146,720
9,700	Sempra Energy	476,949

		1,072,349

Total Common Stocks		49,271,289

Investment Companies—2.7%
1,374,183	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	1,374,183

Total Investment Companies		1,374,183

Total Investments(Cost $44,955,109) — 99.8%		50,645,472

Other assets in excess of liabilities — 0.2%		94,167

NET ASSETS — 100.0%		$50,739,639

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at February 28, 2010.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks—96.8%
Aerospace/Defense— 0.8%
18,000	BE Aerospace, Inc.(a)	$466,200

Chemicals— 3.6%
11,000	Albemarle Corporation	412,390
13,000	Ashland, Inc.	612,040
8,000	Lubrizol Corporation	632,080
11,000	Terra Industries, Inc.	452,870

		2,109,380

Commercial Services— 2.2%
7,000	Alliance Data Systems Corporation(a)	388,080
11,000	Corrections Corporation of America(a)	235,400
11,000	Gartner Group, Inc.(a)	261,690
7,000	Global Payments, Inc.	299,670
9,000	Harte-Hanks, Inc.	107,010

		1,291,850

Consumer Goods & Services— 8.3%
10,000	Church & Dwight Company, Inc.	671,800
10,000	Fossil, Inc.(a)	362,500
17,000	Hanesbrands, Inc.(a)	440,810
10,000	Hubbell, Inc., Class B	468,500
5,000	Lancaster Colony Corporation	287,700
12,000	NBTY, Inc.(a)	544,800
8,500	Netflix, Inc.(a)	561,425
7,000	Ralcorp Holdings, Inc.(a)	467,670
5,000	Scholastic Corporation	147,000
7,000	SPX Corporation	416,430
10,000	Tupperware Brands Corporation	467,300

		4,835,935

Diversified— 1.2%
13,000	Carlisle Companies, Inc.	445,900
8,000	Crane Company	253,360

		699,260

Energy— 0.9%
23,000	Arch Coal, Inc.	517,270

Entertainment— 0.3%
7,000	Life Time Fitness, Inc.(a)	177,520

Financial Services— 3.4%
16,000	AmeriCredit Corporation(a)	356,000
22,000	Broadridge Financial Solutions, Inc.	462,880
7,000	Cullen/Frost Bankers, Inc.	379,050
10,000	Deluxe Corporation	179,500
8,000	Eaton Vance Corporation	241,520
15,000	Jefferies Group, Inc.	374,400

		1,993,350

Health Care— 10.3%
18,000	Community Health Care, Inc.(a)	616,860
13,000	Edwards Lifesciences Corporation(a)	1,193,790
49,000	Health Management Associates, Inc., Class A(a)	357,210
17,000	Henry Schein, Inc.(a)	966,110
8,000	IDEXX Laboratories, Inc.(a)	422,480
12,000	Kinetic Concepts, Inc.(a)	503,040
14,000	ResMed, Inc.(a)	799,120
16,000	Universal Health Services, Inc., Class B	496,320
16,000	Vertex Pharmaceuticals, Inc.(a)	649,760

		6,004,690

Industrials— 5.3%
7,000	AMETEK, Inc.	273,280
11,000	Arrow Electronics, Inc.(a)	310,310
9,000	Bucyrus International, Inc.	563,040
9,000	MSC Industrial Direct Company, Inc., Class A	410,130
400	NVR, Inc.(a)	283,320
22,000	Temple-Inland, Inc.	409,640
22,000	The Valspar Corporation	601,920
3,000	Valmont Industries, Inc.	213,600

		3,065,240

Insurance— 5.7%
10,000	American Financial Group, Inc.	258,700
5,000	Everest Re Group, Ltd.	427,100
14,000	First American Corporation	451,220
21,000	HCC Insurance Holdings, Inc.	585,900
10,000	Horace Mann Educators Corporation	134,400
12,000	Reinsurance Group of America, Inc.	570,360
10,000	StanCorp Financial Group, Inc.	429,800
9,000	Unitrin, Inc.	217,440
9,000	W.R. Berkley Corporation	231,660

		3,306,580

Metals & Mining— 2.5%
13,000	Cliffs Natural Resources, Inc.	733,200
14,000	Joy Global, Inc.	711,200

		1,444,400

Oil & Gas— 9.8%
7,000	Atwood Oceanics, Inc.(a)	234,220
5,000	Cimarex Energy Company	298,800
9,000	Encore Acquisition Company(a)	445,770
7,000	Energen Corporation	318,220
8,000	FMC Technologies, Inc.(a)	449,360
16,000	Helmerich & Payne, Inc.	648,320
15,000	Newfield Exploration Company(a)	766,050
8,000	Oceaneering International, Inc.(a)	483,600
13,000	ONEOK, Inc.	576,290
10,000	Plains Exploration & Production Company(a)	328,100
26,000	Pride International, Inc.(a)	727,480
10,000	Southwestern Energy Company(a)	425,500

		5,701,710

Pharmaceuticals— 0.3%
7,000	Medicis Pharmaceutical Corporation, Class A	157,500

Real Estate Investment Trusts— 6.2%
17,000	AMB Property Corporation	413,780
4,000	Federal Realty Investment Trust	275,840
23,000	Hospitality Properties Trust	505,310
13,000	Liberty Property Trust	402,090
17,000	Nationwide Health Properties, Inc.	564,230
14,000	Rayonier, Inc.	581,980
9,000	SL Green Realty Corporation	459,540
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
February 28, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — continued
Real Estate Investment Trusts — continued
11,000	The Macerich Company	$392,040

		3,594,810

Retail— 11.6%
7,000	99 Cents Only Stores(a)	115,500
7,000	Advance Auto Parts, Inc.	285,600
8,000	Aeropostale, Inc.(a)	282,880
31,000	American Eagle Outfitters, Inc.	522,970
28,000	Carmax, Inc.(a)	565,320
19,000	Chico’s FAS, Inc.(a)	257,450
5,000	Chipotle Mexican Grill, Inc., Class A(a)	523,550
13,000	Collective Brands, Inc.(a)	293,800
12,000	Dollar Tree, Inc.(a)	668,880
10,000	Guess?, Inc.	407,900
5,000	Panera Bread Company, Class A(a)	363,950
20,000	PetSmart, Inc.	544,400
7,000	Phillips-Van Heusen Corporation	304,640
13,250	Ross Stores, Inc.	648,058
15,000	The Cheesecake Factory, Inc.(a)	354,750
8,000	Urban Outfitters, Inc.(a)	257,680
5,000	Warnaco Group, Inc.(a)	208,700
8,000	Williams-Sonoma, Inc.	171,680

		6,777,708

Services— 4.7%
11,000	Fair Isaac Corporation	252,560
11,000	Hewitt Associates, Inc., Class A(a)	417,890
8,000	John Wiley & Sons, Inc., Class A	335,840
15,000	Lender Processing Services, Inc.	572,700
10,000	Manpower, Inc.	515,200
29,000	Service Corporation International	233,740
9,000	Tech Data Corporation(a)	385,560

		2,713,490

Software— 3.2%
7,000	ANSYS, Inc.(a)	307,020
11,000	Quest Software, Inc.(a)	185,350
26,000	Sybase, Inc.(a)	1,154,140
10,000	Synopsys, Inc.(a)	219,000

		1,865,510

Technology— 10.5%
11,000	Avnet, Inc.(a)	303,710
10,000	Beckman Coulter, Inc.	655,600
9,000	Cerner Corporation(a)	746,550
11,000	Cree, Inc.(a)	746,130
6,500	Equinix, Inc.(a)	614,055
8,000	F5 Networks, Inc.(a)	446,400
7,000	FactSet Research Systems, Inc.	463,400
15,000	Ingram Micro, Inc.(a)	265,500
11,000	Lam Research Corporation(a)	373,010
4,500	Mettler-Toledo International, Inc.(a)	447,345
1,800	Priceline.com, Inc.(a)	408,168
10,000	Western Digital Corporation(a)	386,300
6,000	WMS Industries, Inc.(a)	227,580

		6,083,748

Telecommunications— 0.9%
39,000	Cincinnati Bell, Inc.(a)	115,440
10,000	CommScope, Inc.(a)	254,900
9,000	Syniverse Holdings, Inc.(a)	151,380

		521,720

Transportation— 1.0%
11,000	J.B. Hunt Transportation Services, Inc.	390,280
5,000	Tidewater, Inc.	222,850

		613,130

Utilities— 4.1%
8,000	AGL Resources, Inc.	290,640
11,000	DPL, Inc.	291,940
14,000	National Fuel Gas Company	696,360
13,000	OGE Energy Corporation	475,280
12,000	UGI Corporation	300,600
10,000	WGL Holdings, Inc.	328,500

		2,383,320

Total Common Stocks		56,324,321

Investment Companies—2.9%
3,763	Midcap SPDR Trust Series 1	504,204
1,185,233	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	1,185,233

Total Investment Companies		1,689,437

Total Investments(Cost $48,199,513) — 99.7%		58,013,758

Other assets in excess of liabilities — 0.3%		152,065

NET ASSETS — 100.0%		$58,165,823

(a)	Non-income producing security.

(b)	Investment in affiliate. Represents 2.0% of the net assets as of February 28, 2010

(c)	Rate reflects the 7 day effective yield at February 28, 2010.
See notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
February 28, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks—98.4%
Aerospace/Defense— 3.8%
14,000	Goodrich Corporation	$918,820

Consumer Goods & Services— 8.1%
8,000	Amazon.com, Inc.(a)	947,200
15,000	Netflix, Inc.(a)	990,750

		1,937,950

Financial Services— 2.8%
3,000	MasterCard, Inc., Class A	673,110

Health Care— 11.3%
10,000	Edwards Lifesciences Corporation(a)	918,300
19,000	Life Technologies Corporation(a)	964,440
22,000	Merck & Company, Inc.	811,360

		2,694,100

Industrials— 3.4%
13,000	Bucyrus International, Inc.	813,280

Oil & Gas— 10.7%
16,000	FMC Technologies, Inc.(a)	898,720
16,000	Newfield Exploration Company(a)	817,120
14,000	Oceaneering International, Inc.(a)	846,300

		2,562,140

Pharmaceuticals— 3.1%
33,000	Medicis Pharmaceutical Corporation, Class A	742,500

Retail— 10.4%
20,000	Bed Bath & Beyond, Inc.(a)	832,200
35,000	Starbucks Corporation(a)	801,850
40,000	Williams-Sonoma, Inc.	858,400

		2,492,450

Software— 11.7%
24,000	BMC Software, Inc.(a)	884,160
27,000	Red Hat, Inc.(a)	757,350
26,000	Sybase, Inc.(a)	1,154,140

		2,795,650

Technology— 28.8%
4,500	Apple, Inc.(a)	920,790
14,000	Computer Sciences Corporation(a)	725,060
17,000	Cree, Inc.(a)	1,153,110
16,000	FactSet Research Systems, Inc.	1,059,200
8,000	International Business Machines Corporation	1,017,280
4,000	Priceline.com, Inc.(a)	907,040
38,000	SanDisk Corporation(a)	1,106,940

		6,889,420

Telecommunications— 4.3%
22,000	Time Warner Cable, Inc., Class A	1,027,180

Total Common Stocks		23,546,600

Investment Companies—1.7%
395,851	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	395,851

Total Investment Companies		395,851

Total Investments(Cost $19,310,376) — 100.1%		23,942,451

Liabilities in excess of other assets — (0.1)%		(12,179)

NET ASSETS — 100.0%		$23,930,272

(a)	Non-income producing security.

(b)	Rate reflects the 7 day effective yield at February 28, 2010.

(c)	Investment in affiliate.
See notes to Schedule of Portfolio Investments.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ depreciation as of February 28, 2010 is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)
The Short Term Government Income Fund	78,619,317	1,252,693	(72)	1,252,621
The Intermediate Term Income Fund	68,949,434	5,105,736	(26,089)	5,079,647
The Strategic Dividend Fund	28,881,355	2,979,362	(5,125,453)	(2,146,091)
The Large Cap Equity Fund	44,955,109	6,815,141	(1,124,778)	5,690,363
The Mid Cap Equity Fund	48,199,513	10,206,974	(392,729)	9,814,245
The Leaders Equity Fund	19,310,376	5,048,890	(416,815)	4,632,075
Securities Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Bonds and other fixed income securities (including listed issues) are value on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.
The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies.
Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in three broad levels below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2010 while the breakdown, by category, of common stocks is disclosed on the Funds’ Schedules of Portfolio Investments for each Fund:

		LEVEL 2 —
		Other Significant
Fund	LEVEL 1 — Quoted	Observable
Name	Prices	Inputs	Total
The Money Market Fund
U.S. Government Agency Securities	$—	$511,357,503	$511,357,503
Commercial Paper	—	79,995,598	79,995,598
Repurchase Agreements	—	45,076,698	45,076,698

Total	—	636,429,799	636,429,799
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	174,981,219	174,981,219
Investment Companies	6,559,682	—	6,559,682

Total	6,559,682	174,981,219	181,540,901
The Short Term Government Income Fund
U.S. Government Agency Securities	—	72,975,449	72,975,449
Corporate Bonds	—	5,924,086	5,924,086
Investment Companies	972,403	—	972,403

Total	972,403	78,899,535	79,871,938
The Intermediate Term Income Fund
U.S. Government Agency Securities	—	47,275,393	47,275,393
U.S. Treasury Notes	—	11,978,594	11,978,594
U.S. Treasury Strips	—	138,876	138,876
Corporate Bonds	—	14,492,380	14,492,380
Investment Companies	143,838	—	143,838

Total	143,838	73,885,243	74,029,081
The Strategic Dividend Fund
Common Stocks	25,323,093	—	25,323,093
Investment Companies	1,412,171	—	1,412,171

Total	26,735,264	—	26,735,264
The Large Cap Equity Fund
Common Stocks	49,271,289	—	49,271,289
Investment Companies	1,374,183	—	1,374,183

Total	50,645,472	—	50,645,472
The Mid Cap Equity Fund
Common Stocks	56,324,321	—	56,324,321
Investment Companies	1,689,437	—	1,689,437

Total	58,013,758	—	58,013,758
The Leaders Equity Fund
Common Stocks	23,546,600	—	23,546,600
Investment Companies	395,851	—	395,851

Total	23,942,451	—	23,942,451
Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended February 28, 2010 is noted below:

Fund	Market Value 5/31/09	Purchases	Sales	Market Value 2/28/10	Income
The Short Term Government Income Fund	$1,292,210	$26,666,763	$(26,986,570)	$972,403	$835
The Intermediate Term Income Fund	12,784	20,842,076	(20,711,022)	143,838	623
The Strategic Dividend Fund	348,324	2,976,297	(3,018,769)	305,852	88
The Large Cap Equity Fund	1,956,998	4,781,241	(5,364,056)	1,374,183	611
The Mid Cap Equity Fund	586,410	7,540,317	(6,941,494)	1,185,233	660
The Leaders Equity Fund	506,420	4,429,248	(4,539,817)	395,851	217

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date	04/27/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date	04/27/2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	04/27/2010

*	Print the name and title of each signing officer under his or her signature.